Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended					12 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended		0 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Funds Rate [Member]	Dec. 31, 2012 London Interbank Offered Rate [Member]	Oct. 31, 2012 Senior Unsecured Term Loan [Member]	Dec. 31, 2012 Senior Unsecured Term Loan [Member]	Dec. 10, 2012 Senior Unsecured Term Loan [Member]	Jun. 22, 2012 Senior Unsecured Term Loan [Member]	Dec. 31, 2012 Senior Unsecured Term Loan [Member] Federal Funds Rate [Member]	Dec. 31, 2012 Senior Unsecured Term Loan [Member] London Interbank Offered Rate [Member]	Dec. 31, 2012 Senior Unsecured Term Loan [Member] Base rate [Member]	Dec. 31, 2012 Senior Unsecured Term Loan [Member] Eurodollar rate [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	May 21, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] Terminated debt [Member]	May 31, 2011 Revolving Credit Facility [Member] Terminated debt [Member]	Sep. 16, 2011 Revolving Credit Facility [Member] Terminated debt [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Letters of credit [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Swingline [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Base rate loans [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Eurocurrency Rate Loans [Member]	Sep. 16, 2011 Credit Facility 2006 [Member] Terminated debt [Member]	Sep. 16, 2011 Term Facility [Member] Terminated debt [Member]	Oct. 31, 2012 Bridge loan [Member]	Apr. 25, 2012 Bridge loan [Member]	Oct. 02, 2012 1.875% Senior notes due 2017 [Member]	Oct. 02, 2012 3.250% Senior notes due 2022 [Member]	Oct. 02, 2012 4.625% Senior notes due 2042 [Member]	Dec. 31, 2012 2009 Senior Notes [Member]	Dec. 31, 2012 2012 Senior Notes [Member]	Aug. 24, 2009 5.00% senior notes due 2014 [Member]	Aug. 24, 2009 6.125% Senior Notes Due 2019 [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 02, 2009 Mandatorily Redeemable Preferred Stock [Member]	Dec. 02, 2012 Mandatorily Redeemable Preferred Stock [Member]	Dec. 31, 2011 Mandatorily Redeemable Preferred Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																												$ 1,200,000,000	$ 1,700,000,000	$ 1,000,000,000			$ 450,000,000	$ 400,000,000
Senior notes, interest rate																												1.875%	3.25%	4.625%			5.00%	6.125%
Maturity of senior notes																												2017	2022	2042			2014	2019
Redemption of senior notes price equal to principal amount																															100.00%	100.00%
Interest rate basis spread				0.50%	1.00%					0.50%	1.00%																	0.20%	0.25%	0.30%	0.40%
Minimum percentage of principal amount of the Senior Notes specified as repurchase price of Senior Notes to be repurchase for cash upon change of control triggering event																															101.00%	101.00%
Senior notes outstanding	6,433,300,000	1,033,000,000																													848,800,000	3,866,100,000						183,200,000
Redemption price of Senior Notes																															Equal to the greater of 100% of the principal amount of the Senior Notes to be redeemed and the sum of the present values of the remaining scheduled payments at the applicable treasury rate on redemption date plus 40 basis points
Repurchase price of Senior Notes for cash upon a change of control																															101% of the principal amount of the 2009 Senior Notes to be repurchased plus accrued and unpaid interest to the date of purchase
Maximum borrowing capacity									1,800,000,000						750,000,000				500,000,000	100,000,000	50,000,000			1,150,000,000	650,000,000
Line of credit facility interest rate description							The base rate is the higher of (a) the Federal Funds Rate plus 0.50%, (b) the prime rate as publicly announced by the Administrative Agent or (c) the one-month London Interbank Offered Rate plus 1.00%
Percentage of margin												0.50%	1.50%									0.25%	1.25%
Term Loan Credit Agreement payment terms							Outstanding principal amount under the Term Loan Credit Agreement is payable in equal quarterly amounts of 2.50% per quarter prior to fifth anniversary of the closing date of the Actavis acquisition starting with the quarter ending March 31, 2013 with the remaining balance payable on the maturity date. Borrowings under the Credit Agreement will mature on the fifth anniversary
Quarterly payable principal percentage							2.50%
Borrowings outstanding						1,800,000,000	1,700,000,000
Debt issuance costs						5,900,000																				37,000,000
Term Loan Credit Agreement prepaid borrowings								100,000,000
Commitment fee to maintain availability of funds														0.15%
Applicable margin, for Line of Credit facilities														0.25% for base rate loans and 1.25% for Eurocurrency rate loans
Maximum consolidated leverage ratio permitted prior to the date of acquisition of Actavis Group														3.50
Maximum consolidated leverage ratio permitted in year one after the date of acquisition of Actavis Group														4.25
Maximum consolidated leverage ratio permitted in year two after the date of acquisition of Actavis Group														4.00
Maximum consolidated leverage ratio permitted in year three and thereafter after the date of acquisition of Actavis Group														3.50
Litigation, Settlement and unusual Charges														7.50%
Compliance with covenants under the terms of revolving credit facility														The Company is subject to, and, at December 31, 2012, was in compliance with, all financial and operational covenants under the terms of the Revolving Credit Facility.
Net availability under the Revolving Credit Facility														743,300,000
Outstanding letters of credit														6,700,000		0
Revolving facility proceeds	375,000,000	400,000,000																250,000,000
Line of credit facility time period																	5 years
Senior unsecured bridge loan																											6,000,000,000
Issuance of newly designed non-voting Series A Preferred Stock																																				200,000
Issuance of Stock, Transaction Date																																				Dec. 02, 2009
Aggregate stated value																																				200,000,000
Business acquisition equity interest issued or issuable per share stated value of non-voting Series A Preferred Stock																																				$ 1,000
Mandatorily Redeemable Preferred Stock, estimated fair value																																				150,000,000
Discount rate of Redeemable Preferred Stock																																					9.63%
Mandatorily redeemable preferred stock aggregate stated value																																				200,000,000
Redemption date of mandatorily redeemable preferred stock in cash																																				Dec. 02, 2012
Redemption of redeemable preferred stock																																					200,000,000
Fair value of senior notes greater than the carrying value																																			248,200,000
Total rental expense for operating leases	$ 33,100,000	$ 32,400,000	$ 26,000,000